UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05634

Morgan Stanley Strategist Fund

(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York	10020
(Address of principal executive offices)	(Zip code)

Ronald E. Robison

1221 Avenue of the Americas, New York, New York 10020

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-762-4000

Date of fiscal year end: July 31, 2006

Date of reporting period: April 30, 2006

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Strategist Fund
Portfolio of Investments April 30, 2006 (unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS (66.1%)
	Advertising/Marketing Services (0.8%)
84,070	Omnicom Group, Inc.	$7,567,141

	Aerospace & Defense (1.8%)
156,335	Northrop Grumman Corp.	10,458,812
136,300	Raytheon Co.	6,034,001
		16,492,813
	Agricultural Commodities/Milling (1.3%)
336,900	Archer-Daniels-Midland Co.	12,242,946

	Beverages: Non-Alcoholic (1.3%)
164,605	Coca-Cola Co. (The)	6,906,826
287,500	Coca-Cola Enterprises Inc.	5,614,875
		12,521,701
	Biotechnology (2.4%)
228,000	Celgene Corp.*	9,612,480
94,540	Gilead Sciences, Inc.*	5,436,050
204,100	Vertex Pharmaceuticals Inc.*	7,423,117
		22,471,647
	Chemicals: Major Diversified (0.6%)
132,170	Dow Chemical Co. (The)	5,367,424

	Computer Communications (1.1%)
485,850	Cisco Systems, Inc.*	10,178,557

	Computer Peripherals (0.7%)
511,680	EMC Corp.*	6,912,797

	Computer Processing Hardware (1.7%)
228,300	Apple Computer, Inc.*	16,070,037

	Department Stores (0.8%)
125,060	Kohl’s Corp.*	6,983,350

	Discount Stores (1.2%)
202,180	Costco Wholesale Corp.	11,004,657

	Electrical Products (1.0%)
112,890	Emerson Electric Co.	9,590,006

	Electronic Production Equipment (0.7%)
384,020	Applied Materials, Inc.	6,893,159

	Electronics/Appliance Stores (1.0%)
200,000	Sony Corp. (ADR) (Japan)	9,788,000

	Environmental Services (1.4%)
354,930	Waste Management, Inc.	13,295,678

	Financial Conglomerates (3.6%)
188,760	American Express Co.	10,157,176
246,490	Citigroup, Inc.	12,312,175
250,230	JPMorgan Chase & Co.	11,355,437
		33,824,788
	Food: Major Diversified (1.9%)
208,170	Kellogg Co.	9,640,353
263,400	Kraft Foods Inc. (Class A)	8,228,616
		17,868,969

	Household/Personal Care (0.8%)
125,050	Colgate-Palmolive Co.*	7,392,956

	Industrial Conglomerates (2.2%)
240,990	General Electric Co.	8,335,844
269,000	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	11,768,750
		20,104,594
	Information Technology Services (1.1%)
129,810	International Business Machines Corp.	10,688,555

	Integrated Oil (2.3%)
100,200	BP PLC (ADR) (United Kingdom)	7,386,744
139,200	Exxon Mobil Corp.	8,780,736
85,000	Royal Dutch Shell PLC (ADR) (Class A) (United Kingdom)	5,791,050
		21,958,530
	Internet Software/Services (1.7%)
22,665	Google, Inc. (Class A)*	9,472,610
195,000	Yahoo!, Inc.*	6,392,100
		15,864,710
	Investment Banks/Brokers (1.3%)
688,800	Schwab (Charles) Corp. (The)	12,329,520

	Major Banks (2.2%)
263,240	Bank of America Corp.	13,140,941
111,990	Wells Fargo & Co.	7,692,593
		20,833,534
	Major Telecommunications (0.6%)
203,342	AT&T Inc.	5,329,594

	Media Conglomerates (0.8%)
418,420	Time Warner, Inc.	7,280,508

	Medical Specialties (1.6%)
110,380	Bard (C.R.), Inc.	8,218,895
100,180	Fisher Scientific International, Inc.*	7,067,699
		15,286,594
	Motor Vehicles (2.3%)
1,777,780	Ford Motor Co.	12,355,571
270,950	Honda Motor Co., Ltd. (ADR) (Japan)	9,599,759
		21,955,330
	Movies/Entertainment (0.8%)
120,000	Pixar, Inc.*	7,714,800

	Oilfield Services/Equipment (1.9%)
118,800	Halliburton Co.	9,284,220
202,400	Smith International, Inc.	8,547,352
		17,831,572
	Other Consumer Services (0.8%)
225,145	eBay, Inc.*	7,747,239

	Packaged Software (3.0%)
394,200	Microsoft Corp.	9,519,930
804,600	Oracle Corp.*	11,739,114
299,250	Sybase, Inc.*	6,514,672
		27,773,716
	Pharmaceuticals: Major (2.6%)
131,190	Johson & Johnson	7,689,046
130,900	Lilly (Eli) & Co.	6,927,228
196,520	Wyeth	9,564,628
		24,180,902
	Property - Casualty Insurers (1.0%)
160,900	Allstate Corp. (The)	9,089,241

	Railroads (0.7%)
69,780	Union Pacific Corp.	6,364,634

	Recreational Products (0.7%)
423,080	Mattel, Inc.	6,845,434

	Semiconductors (2.9%)
265,821	Freescale Semiconductor Inc. (Class B)*	8,418,551
277,450	Intel Corp.	5,543,451
472,400	Micron Technology, Inc.*	8,016,628
481,213	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) (Taiwan)*	5,043,112
		27,021,742
	Specialty Telecommunications (1.2%)
837,500	Citizens Communications Co.	11,122,000

	Steel (3.4%)
119,750	Nucor Corp.	13,031,195
270,000	United States Steel Corp.	18,495,000
		31,526,195
	Telecommunication Equipment (3.9%)
451,490	Corning, Inc.*	12,474,669
523,935	Motorola, Inc.	11,186,012
583,325	Nokia Corp. (ADR) (Finland)	13,218,145
		36,878,826
	Tobacco (1.8%)
172,820	Altria Group, Inc.	12,643,511
100,000	UST, Inc.	4,421,090
		17,064,601
	Trucks/Construction/Farm Machinery (1.2%)
187,580	Caterpillar Inc.	10,978,513

	TOTAL COMMON STOCKS
	(Cost $426,716,211)	620,237,510

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	CORPORATE BONDS (5.3%)
	Advertising/Marketing Services (0.0%)
$320	WPP Finance (UK) Corp. (United Kingdom)	5.875%	06/15/14	312,127

	Aerospace & Defense (0.1%)
350	Northrop Grumman Corp.	4.079	11/16/06	347,775
199	Raytheon Co.	6.15	11/01/08	202,583
690	Systems 2001 Asset Trust - 144A** (Cayman Islands)	6.664	09/15/13	716,716
				1,267,074
	Air Freight/Couriers (0.0%)
335	Fedex Corp.	2.65	04/01/07	326,368

	Airlines (0.1%)
790	America West Airlines, Inc. (Series 01-1)	7.10	04/02/21	814,001
295	Southwest Airlines Co. (Series 01-1)	5.496	11/01/06	295,578
				1,109,579
	Apparel/Footwear Retail (0.0%)
285	Limited Brands, Inc.	6.95	03/01/33	273,453

	Beverages: Alcoholic (0.1%)
475	FBG Finance Ltd. - 144A** (Australia)	5.125	06/15/15	439,373
470	Miller Brewing Co. - 144A**	4.25	08/15/08	458,217
				897,590
	Cable/Satellite TV (0.1%)
135	Comcast Cable Communications, Inc.	6.75	01/30/11	140,592
60	Lenfest Communications, Inc.	7.625	02/15/08	62,002
490	TCI Communications, Inc.	7.875	02/15/26	529,677
				732,271
	Casino/Gaming (0.1%)
610	Harrah’s Operating Co., Inc.	5.625	06/01/15	580,006

	Chemicals: Major Diversified (0.0%)
270	ICI Wilmington Inc.	4.375	12/01/08	260,128

	Containers/Packaging (0.1%)
630	Sealed Air Corp. - 144A**	5.625	07/15/13	612,987

	Department Stores (0.1%)
980	May Department Stores Co., Inc.	5.95		11/01/08	989,615

	Electric Utilities (0.6%)
460	Ameren Corp.	4.263		05/15/07	454,295
455	Arizona Public Service Co.	5.80		06/30/14	443,043
140	Arizona Public Service Co.	6.75		11/15/06	140,856
450	Carolina Power & Light Co.	5.125		09/15/13	432,122
515	CC Funding Trust I	6.90		02/16/07	520,284
315	Cincinnati Gas & Electric Co.	5.70		09/15/12	312,592
45	Columbus Southern Power Co. (Series E)	4.40		12/01/10	42,745
205	Consolidated Natural Gas Co. (Series A)	5.00		12/01/14	190,438
460	Consolidated Natural Gas Co. (Series C)	6.25		11/01/11	470,334
310	Consumers Energy Co. (Series H)	4.80		02/17/09	303,778
215	Detroit Edison Co. (The)	6.125		10/01/10	219,286
140	Entergy Gulf States, Inc.	3.60		06/01/08	134,132
340	Entergy Gulf States, Inc.	5.22	††	12/01/09	336,531
455	Pacific Gas & Electric Co.	6.05		03/01/34	436,658
105	Panhandle Eastern Pipe Line Co. (Series B)	2.75		03/15/07	102,580
315	Public Service Electric & Gas Co. (Series MTNB)	5.00		01/01/13	301,986
240	Texas Eastern Transmission	7.00		07/15/32	256,713
345	Wisconsin Electric Power Co.	3.50		12/01/07	335,480
					5,433,853
	Electrical Products (0.1%)
520	Cooper Industries Inc.	5.25		07/01/07	517,449
415	Cooper Industries Inc. - 144A**	5.25		11/15/12	405,107
					922,556
	Electronics/Appliances (0.0%)
310	LG Electronics Inc. - 144A** (South Korea)	5.00		06/17/10	299,001

	Finance/Rental/Leasing (0.5%)
395	CIT Group, Inc.	2.875		09/29/06	391,396
5	CIT Group, Inc.	7.375		04/02/07	5,092
310	CIT Group, Inc. (Series MTN)	4.75		08/15/08	305,878
635	Countrywide Home Loans, Inc. (Series MTNL)	3.25		05/21/08	608,961
100	MBNA Capital A (Series A)	8.278		12/01/26	105,350
630	MBNA Corp. (Series MTNF)	5.14	††	05/05/08	635,347
630	Nationwide Building Society - 144A** (United Kingdom)	4.25		02/01/10	603,697
915	Residential Capital Corp.	6.375		06/30/10	911,938
310	SLM Corp. (Series MTNA)	4.00		01/15/10	294,076
580	SLM Corp. (Series MTNA)	5.00		10/01/13	550,693
					4,412,428
	Financial Conglomerates (0.3%)
920	Chase Manhattan Corp.	6.00		02/15/09	933,170
530	Citigroup Inc.	5.75		05/10/06	530,058
180	General Electric Capital Corp. (Series MTNA)	4.25		12/01/10	171,362
55	General Electric Capital Corp. (Series MTNA)	4.75		09/15/14	51,729
760	General Electric Capital Corp. (Series MTNA)	6.75		03/15/32	823,272
					2,509,591
	Food: Major Diversified (0.1%)
210	ConAgra Foods, Inc.	7.00		10/01/28	212,480
215	ConAgra Foods, Inc.	8.25		09/15/30	247,156
145	Heinz (H.J.) Co. - 144A**	6.428		12/01/08	147,434
					607,070
	Food: Retail (0.0%)
365	Fred Meyer, Inc.	7.45		03/01/08	376,699

	Gas Distributors (0.1%)
325	NiSource Finance Corp.	5.344	††	11/23/09	326,401
305	Sempra Energy	4.621		05/17/07	302,597
					628,998
	Home Furnishings (0.1%)
275	Mohawk Industries, Inc.	6.125		01/15/16	270,637
290	Mohawk Industries, Inc. (Series D)	7.20		04/15/12	301,835
					572,472
	Hotels/Resorts/Cruiselines (0.0%)
510	Hyatt Equities LLC - 144A**	6.875		06/15/07	516,184

	Household/Personal Care (0.1%)
590	Clorox Co. (The)	5.025	††	12/14/07	590,834

	Industrial Conglomerates (0.1%)
445	Textron Financial Corp. (Series MTN)	5.125		02/03/11	436,676
330	Textron Financial Corp. (Series MTNE)	4.125		03/03/08	322,845
					759,521
	Insurance Brokers/Services (0.2%)
900	Farmers Exchange Capital - 144A**	7.05		07/15/28	876,711
805	Marsh & McLennan Companies, Inc.	5.375		07/15/14	756,570
					1,633,281
	Major Banks (0.5%)
195	Bank of New York Co., Inc. (The)	5.20		07/01/07	194,575
250	Bank of New York Co., Inc. (The) (Series BKNT)	3.80		02/01/08	243,926
280	HSBC Finance Corp.	6.75		05/15/11	293,764
325	Huntington National Bank (Series BKNT)	4.375		01/15/10	312,922
295	Popular North America Inc. (Series MTNF)	5.65		04/15/09	294,438
765	USB Capital IX ‡	6.189	††	04/15/42	756,734
2,340	Wachovia Capital Trust III ‡	5.80	††	03/15/42	2,296,478
					4,392,837
	Major Telecommunications (0.3%)
530	Deutsche Telekom International Finance Corp. BV
	(Netherlands)	8.25		06/15/30	631,128
525	France Telecom S.A. (France)	8.50		03/01/31	648,912
305	SBC Communications, Inc.	6.15		09/15/34	288,216
150	Sprint Capital Corp.	8.75		03/15/32	186,659
270	Telecom Italia Capital SpA (Luxembourg)	4.00		11/15/08	260,514
405	Telecom Italia Capital SpA (Luxembourg)	4.00		01/15/10	381,689
					2,397,118
	Managed Health Care (0.1%)
530	WellPoint Health Networks Inc.	6.375		06/15/06	530,746

	Media Conglomerates (0.1%)
465	News America Inc. - 144A**	6.40		12/15/35	440,892
225	Viacom, Inc. - 144A**	6.875		04/30/36	222,438
					663,330
	Motor Vehicles (0.0%)
250	DaimlerChrysler North American Holdings Co.	8.50		01/18/31	290,620

	Multi-Line Insurance (0.4%)
1,165	AIG Sun America Global Finance VI - 144A**	6.30		05/10/11	1,203,079
575	American General Finance Corp. (Series MTNF)	5.875		07/14/06	575,885
910	AXA Financial, Inc.	6.50		04/01/08	927,898
95	Hartford Financial Services Group, Inc. (The)	2.375		06/01/06	94,793
235	International Lease Finance Corp.	3.75		08/01/07	230,049
405	Two-Rock Pass Through - 144A** (Bahamas) †	5.68	††	12/31/49	403,007
					3,434,711
	Other Metals/Minerals (0.0%)
445	Brascan Corp. (Canada)	7.125		06/15/12	469,718

	Property - Casualty Insurers (0.3%)
760	Mantis Reef Ltd. - 144A** (Australia)	4.692		11/14/08	738,573
360	Platinum Underwriters Finance Holdings, Ltd. (Series B)	6.371		11/16/07	358,517
300	Platinum Underwriters Finance Holdings, Ltd. (Series B)	7.50		06/01/17	293,485
515	St. Paul Travelers Companies, Inc. (The)	5.01		08/16/07	512,196
700	XLLIAC Global Funding - 144A**	4.80		08/10/10	676,674
					2,579,445
	Pulp & Paper (0.0%)
305	Sappi Papier Holding AG - 144A** (Austria)	6.75		06/15/12	290,413

	Railroads (0.1%)
256	Burlington North Santa Fe Railway Co.	4.575		01/15/21	239,633
310	Burlington North Santa Fe Railway Co.	6.125		03/15/09	316,123
290	Norfolk Southern Corp.	7.35		05/15/07	296,275
110	Union Pacific Corp.	6.625		02/01/08	112,197
180	Union Pacific Corp.	6.65		01/15/11	187,218
100	Union Pacific Corp. - 144A** (Series 2004-2)	5.214		09/30/14	95,658
140	Union Pacific Corp. (Series MTNE)	6.79		11/09/07	142,958

					1,390,062
	Real Estate Development (0.1%)
1,250	World Financial Properties - 144A** (Series 1996 WFP- B)	6.91		09/01/13	1,311,276

	Real Estate Investment Trusts (0.1%)
770	EOP Operating LP	6.763		06/15/07	780,417

	Regional Banks (0.1%)
800	Marshall & Ilsley Bank (Series BKNT)	3.80		02/08/08	780,026

	Restaurants (0.0%)
200	Tricon Global Restaurants, Inc.	8.875		04/15/11	224,892

	Savings Banks (0.2%)
305	Household Finance Corp.	4.125		12/15/08	296,196
230	Household Finance Corp.	5.875		02/01/09	232,950
175	Household Finance Corp.	6.375		10/15/11	181,184
350	Household Finance Corp.	6.40		06/17/08	357,226
100	Sovereign Bank (Series CD)	4.00		02/01/08	97,829
470	Washington Mutual Bank	5.50		01/15/13	461,797
260	Washington Mutual Inc.	8.25		04/01/10	281,899
					1,909,081
	Trucks/Construction/Farm Machinery (0.1%)
190	Caterpillar Financial Services Corp. (Series MTNF)	3.625		11/15/07	185,328
480	Caterpillar Financial Services Corp. (Series MTNF)	4.84	††	08/20/07	480,524
					665,852
	Wireless Telecommunications (0.0%)
480	Vodafone Group PLC (United Kingdom)	5.05	††	12/28/07	480,332

	TOTAL CORPORATE BONDS
	(Cost $50,025,043)				49,214,562

	U.S. GOVERNMENT OBLIGATIONS (6.0%)
	U.S.Treasury Bonds
250		5.50		08/15/28	256,367
8,475		6.125		08/15/29	9,402,623
1,295		6.375		08/15/27	1,468,814
300		7.625		02/15/25	381,750
16,300		8.125		08/15/19 - 08/15/21	20,971,125
	U.S. Treasury Notes
7,000		3.375		02/15/08	6,822,270
850		4.00		11/15/12	804,047
14,655		4.25		08/15/13 - 11/15/13	13,967,263
	U.S. Treasury Strips
755		0.00		02/15/25	276,924
1,850		0.00		02/15/25	681,044
3,250		0.00		02/15/27	1,082,247

	TOTAL U.S. GOVERNMENT OBLIGATIONS
	(Cost $57,833,018)				56,114,474

	U.S. GOVERNMENT AGENCY-MORTGAGE-BACKED SECURITIES (3.9%)
	Federal Home Loan Mortgage Corp. (Gold)
659		6.50		05/01/29 - 09/01/32	672,390
53		7.50		01/01/30	54,868
4		8.00		07/01/30	4,600
	Federal Home Loan Mortgage Corp.
1,367		7.50		11/01/29 - 05/01/32	1,426,182
	Federal National Mortgage Assoc.
250		6.50		12/01/29	255,969
7,162		7.00		12/01/17 - 11/01/35	7,374,193
3,729		7.50		07/01/29 - 09/01/35	3,883,786
2,770		8.00		05/01/09 - 02/01/32	2,949,500
	Federal National Mortgage Assoc. ARM
1,800		0.538		05/01/36	1,860,750
2,150		0.74		04/01/36	2,217,858
3,546		2.236		04/01/36	3,702,081
799		4.724		07/01/33	798,480

1,929		5.387		03/01/36	1,971,538
1,754		5.665		03/01/36	1,807,999
3,700		5.711		01/01/36	3,816,622
3,668		5.908		01/01/36	3,787,695

	TOTAL U.S. GOVERNMENT AGENCY-MORTGAGE-BACKED SECURITIES
	(Cost $36,729,931)				36,584,511

	ASSET-BACKED SECURITIES (3.6%)
	Finance/Rental/Leasing
1,500	American Express Credit Account Master Trust 2002-3 A	5.011	††	12/15/09	1,502,536
2,100	American Express Credit Account Master Trust 2003-3 A	5.011	††	11/15/10	2,105,370
174	Asset Backed Funding Certificates 2005-WF1 A2A	5.04	††	01/25/35	173,783
1,225	Banc of America Securities Auto Trust 2005-WF1 A3	3.99		08/18/09	1,208,058
680	Capital Auto Receivables Asset Trust 2003-3 A3B	4.98	††	01/15/08	681,192
1,250	Capital Auto Receivables Asset Trust 2005-1 A4	4.05		07/15/09	1,234,213
1,050	Caterpillar Financial Asset Trust 2005-A A3	3.90		02/25/09	1,036,288
960	Chase Credit Card Master Trust 2001-4 A	5.50		11/17/08	961,788
385	CIT Equipment Collateral 2004-EF1 A3	3.50		09/20/08	378,623
800	CNH Equipment Trust 2005-A A3	4.02		04/15/09	789,890
950	DaimlerChrysler Auto Trust 2005-B A3	4.04		09/08/09	938,619
800	Ford Credit Auto Owner Trust 2005-B A3	4.17		01/15/09	793,569
700	Ford Credit Auto Owner Trust 2006-A A3	5.05		03/15/10	697,675
900	GE Capital Credit Card Master Note Trust 2004-2 A	4.94	††	09/15/10	901,073
850	GE Dealer Floorplan Master Note Trust 2004-1 A	4.973	††	07/20/08	850,469
725	GE Equipment Small Ticket LLC 2005-2A A3	4.88		10/22/09	720,322
950	Harley Davidson Motorcycle Trust 2005-3 A2	4.41		06/15/12	935,508
1,500	Harley-Davidson Motorcycle Trust 2005-1 A2	3.76		12/17/12	1,466,386
750	Harley-Davidson Motorcycle Trust 2005-2 A2	4.07		02/15/12	731,085
700	Hertz Vehicle Financing LLC 2005-2A A2	4.93		02/25/10	692,467
650	Honda Auto Receivables Owner Trust 2005-2 A3	3.93		01/15/09	642,097
750	Hyundai Auto Receivables Trust 2005-A A3	3.98		11/16/09	735,895
1,475	MBNA Credit Card Master Note Trust 2003-A3 A3	5.02	††	08/16/10	1,479,041
1,550	MBNA Master Credit Card Trust 1999-B A	5.90		08/15/11	1,580,123
1,325	Merrill Auto Trust Securitization 2005-1 A3	4.10		08/25/09	1,307,041
925	National City Auto Receivables Trust 2004-A A4	2.88		05/15/11	891,244
275	TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2	4.81		11/17/14	266,386
1,600	USAA Auto Owner Trust 2004-2 A4	3.58		02/15/11	1,566,901
1,427	USAA Auto Owner Trust 2004-3 A3	3.16		02/17/09	1,411,596
975	USAA Auto Owner Trust 2005-1 A3	3.90		07/15/09	963,789
850	Volkswagen Auto Lease Trust 2005-A A3	3.82		05/20/08	842,944
900	Volkswagen Auto Loan Enhanced Trust 2005-1 A3	4.80		07/20/09	895,500
447	Wachovia Auto Owner Trust 2004-B A3	2.91		04/20/09	441,662
650	Wachovia Auto Owner Trust 2005-A A3	4.06		09/21/09	641,834
975	Wachovia Auto Owner Trust 2005-B A3	4.79		04/20/10	968,689
426	World Omni Auto Receivables Trust 2004-A A3	3.29		11/12/08	422,177

	TOTAL ASSET-BACKED SECURITIES
	(Cost $34,101,833)				33,855,833

	U.S. GOVERNMENT AGENCIES - COLLATERALIZED MORTGAGE OBLIGATIONS (0.5%)
1,297	Freddie Mac Whole Loan 2005-S001 2A2	5.109	††	09/25/45	1,301,305
20,447	Federal National Mortgage Assoc. 2006-281P (IO)	0.818	††	03/25/36	559,085
2,564	Federal National Mortgage Assoc. 2005-68XI (IO)	6.00		08/25/35	1,005,360
1,775	Federal National Mortgage Assoc. 2006-28 1A1	5.069	††	03/25/36	1,775,000

	TOTAL U.S. GOVERNMENT AGENCIES - COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $4,074,832)				4,640,750

	FOREIGN GOVERNMENT OBLIGATIONS (0.1%)
430	United Mexican States (Mexico) (Series MTN)	8.30		08/15/31	511,700
315	United Mexican States (Mexico) (Series MTNA)	8.00		09/24/22	363,037

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS
	(Cost $773,355)				874,737

	SHORT-TERM INVESTMENTS (12.6%)
	U.S. Government Agencies & Obligations (a) (0.0%)

250	U.S. Treasury Bills *** (Cost $247,781)	4.26	07/13/06	247,840

	Repurchase Agreement (12.6%)
118,031	Joint repurchase agreement account (dated 04/28/06;
	proceeds $118,077,967) (b) (Cost $118,031,000)	4.775	05/01/06	118,031,000

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $118,278,781)			118,278,840

	TOTAL INVESTMENTS
	(Cost $728,533,004) (c)(d)		98.1%	919,801,217
	OTHER ASSETS IN EXCESS OF LIABILITIES		1.9	17,950,784
	NET ASSETS		100.0%	$937,752,001

ADR	American Depositary Receipt.
ARM	Adjustable Rate Mortgage.
IO	Interest -Only Security.
PC	Participation Certificate.
*	Non-income producing security.
**	Resale is restricted to qualified institutional investors.
***	A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $90,540.
‡	Security issued with perpetual maturity.
†	Foreign issued security with perpetual maturity.
††	Variable rate security; rate shown is the rate in effect as of April 30, 2006.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)	Securities have been designated as collateral in a amount equal to $50,897,673 in connection with open futures contracts.
(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
The aggregate gross unrealized appreciation is $202,881,929 and the aggregate gross unrealized depreciation is $11,613,716, resulting in net unrealized appreciation of $191,268,213.

Futures Contracts Open At April 30, 2006:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION/
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

119	Short	US Treasury Notes 2 Year, June 2006	($24,244,391)	$19,657
66	Long	US Treasury Notes 5 Year, June 2006	6,874,313	(13,840)
176	Long	US Treasury Notes 10 Year, June 2006	18,581,751	(367,850)
22	Short	US Treasury Bonds 20 Year, June 2006	(854,750)	31,978

		Net unrealized depreciation		($330,055)

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Strategist Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 20, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 20, 2006